Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity is integral to our operation and management. We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive approach to safeguarding our assets and operations.

We maintain a process for assessing, identifying and managing material risks from cybersecurity threats, including risks relating to disruption of business operations or financial reporting systems, intellectual property theft fraud extortion harm to employees or customers violation of privacy laws and other litigation and legal risk and reputational risk, as part of our overall risk management system and processes.

Our cybersecurity risks are assessed and managed by our Chief Executive Officer and the Chief Operation Officer. The Chief Executive Officer presents to our Board of Directors, on a yearly basis, the work carried out on the identification, categorization, and mitigation procedures put in place in relation to the most relevant risks of the company, including cybersecurity risks. In this sense, risks related to cybersecurity have been categorized as “high relevance” for the Company
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented cybersecurity measures and protocols for assessing, identifying, and managing material risks from cybersecurity threats, which are integrated into our overall risk management framework. We aim to ensure a comprehensive approach to safeguarding our assets and operations.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]	Our cybersecurity risks are assessed and managed by our Chief Executive Officer and the Chief Operation Officer. The Chief Executive Officer presents to our Board of Directors, on a yearly basis, the work carried out on the identification, categorization, and mitigation procedures put in place in relation to the most relevant risks of the company, including cybersecurity risks. In this sense, risks related to cybersecurity have been categorized as “high relevance” for the Company
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our cybersecurity risks are assessed and managed by our Chief Executive Officer and the Chief Operation Officer. The Chief Executive Officer presents to our Board of Directors, on a yearly basis, the work carried out on the identification, categorization, and mitigation procedures put in place in relation to the most relevant risks of the company, including cybersecurity risks. In this sense, risks related to cybersecurity have been categorized as “high relevance” for the Company
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true